Description Of Business And Summary Of Significant Accounting Policies Property Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Machinery and Equipment [Member]	Dec. 31, 2012 Building and Leasehold Improvements [Member]	Dec. 31, 2012 Computer and Data Processing Equipment [Member]	Dec. 31, 2012 Computer Software [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives			5 to 10 years	5 to 25 years	3 to 5 years	3 to 5 years	5 to 10 years
Asset Retirement Obligation	$ 0.5	$ 0.5